COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of purchase commitments
Purchase Commitments

2018	$270,603

2019	15,533

2020	7,424

2021	5,613

2022	2,467

Thereafter	17,092

Total	$318,732